Organization, Nature of the Business, and Risks and Uncertainties	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Nature of the Business, and Risks and Uncertainties
Note 1. Organization, Nature of the Business, and Risks and Uncertainties
Organization and Nature of Business
MarkForged, Inc. and its subsidiaries (the “Company”, “Markforged”) was founded in 2013 to transform the manufacturing industry with high strength, cost effective parts using additive manufacturing. The Company produces and sells 3D printers and materials worldwide to customers who can build parts strong enough for the factory floor with significantly reduced lead time and cost. The printers print in plastic, nylon, metal, and the parts can be reinforced with carbon fiber for industry leading strength at an affordable price point
.
As previously disclosed, on February 23, 2021, one, a Cayman Islands exempted company (“AONE”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Caspian Merger Sub Inc., a wholly owned subsidiary of AONE (“Merger Sub”), and MarkForged, Inc. (“Markforged”), pursuant to which (i) AONE would deregister as a Cayman Islands company and domesticate as a corporation in the State of Delaware and would be renamed “Markforged Holding Corporation” (the “Domestication”) and (ii) Merger Sub would merge with and into Markforged, with Markforged surviving as a wholly owned subsidiary of Markforged Holding Corporation (the “Merger”). AONE’s shareholders approved the transactions contemplated by the Merger Agreement on July 13, 2021, and the Domestication and the Merger were completed on July 14, 2021.
Cash proceeds of the merger were funded through a combination of AONE’s $123.8 million of cash held in trust (after redemptions) and an aggregate of $210.0 million in fully committed common stock transactions at $10.00 per share. Upon closing of the Merger, Markforged repurchased shares of common stock from certain of its stockholders, for a total value of $45.0 million of cash on hand, referred to as the “Employee Transactions”. Total net proceeds upon closing of the Merger, net of share repurchases, were $288.8 million.
Risks and Uncertainties
While COVID-19 had an impact on the Company’s results, primarily in the second and third quarters of 2020, the Company is unable to predict the ultimate impact that the virus may have on the business, future results of operations, financial position or cash flows. Further COVID-19 impact on the Company is largely dependent on future developments and subsequent government responses. The Company identified potential risks to the business to include certain accounting estimates around accounts receivable, inventory and related reserves, and long-lived assets. As of and for the six months ended June 30, 2021 these risks were assessed and had no material impact on the realizability of accounts receivables, inventories, long- lived assets or the related estimates used in the Company’s condensed consolidated financial statements. There may be changes to those estimates in future periods, and actual results could differ from those estimates.
The Company has funded its operations to date primarily through the sale of convertible preferred stock and the sale of its products. Management believes that existing cash will be sufficient to fund operating and capital expenditure requirements through at least one year after the date these condensed consolidated financial statements are available to be issued. The accompanying condensed consolidated financial statements have been prepared on a basis which assumes that the Company will continue as a going concern and contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business.

Note 1. Organization, Nature of the Business, and Risks and Uncertainties
Organization and Nature of Business
MarkForged, Inc. and its subsidiaries (the “Company”, “Markforged”) was founded in 2013 to transform the manufacturing industry with high strength, cost effective parts using additive manufacturing. The Company produces and sells 3D printers and materials worldwide to customers who can build parts strong enough for the factory floor with significantly reduced lead time and cost. The printers print in plastic, nylon, metal, and the parts can be reinforced with carbon fiber for industry leading strength at an affordable price point
.
Risks and Uncertainties
While
COVID-19
had an impact on the Company’s results, primarily in the second and third quarters of 2020, the Company is unable to predict the ultimate impact that the virus may have on the business, future results of operations, financial position or cash flows. Further
COVID-19
impact on the Company is largely dependent on future developments and subsequent government responses. The Company identified potential risks to the business to include certain accounting estimates around accounts receivable, inventory and related reserves, and long-lived assets. As of the year ended December 31, 2020 these risks were assessed and had no material impact on the realizability of accounts receivables, inventories, long-lived assets or the related estimates used in the Company’s consolidated financial statements. There may be changes to those estimates in future periods, and actual results could differ from those estimates.
The Company has funded its operations to date primarily through the sale of convertible preferred stock and the sale of its products. Management believes that existing cash will be sufficient to fund operating and capital expenditure requirements through at least one year after the date these financial statements are available to be issued. The accompanying financial statements have been prepared on a basis which assumes that the Company will continue as a going concern and contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business.